Accounts Receivable And Contract Assets - Summary of Movement in Allowance For Doubtful Accounts (Detail) - Trade receivables [member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Beginning balance	$ 10,334	$ 11,439
Impairment provision additions on receivables	628	275
Amounts settled and derecognized during the year	(3,499)	(1,317)
Currency translation effects	189	(63)
Ending balance	$ 7,652	$ 10,334